Segment Reporting - Summary of Revenue Disaggregated by Revenue (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues		¥ 123,675	$ 17,931	¥ 124,493	¥ 107,074
Operating Segments | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues		95,431	13,836	95,163	78,684
Operating Segments | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues		28,998	4,204	30,554	29,707
Operating Segments | Online marketing services | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues		69,522	10,080	73,919	66,283
Operating Segments | Cloud services | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues	[1]	17,721	2,569	15,070	9,173
Operating Segments | Membership services | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[1]	17,711	2,568	16,714	16,491
Operating Segments | Online advertising services | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[2]	5,332	773	7,067	6,822
Operating Segments | Content distribution | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[1]	2,470	358	2,856	2,660
Operating Segments | Others | Baidu Core
Disaggregation of Revenue [Line Items]
Total revenues	[1]	8,188	1,187	6,174	3,228
Operating Segments | Others | iQIYI
Disaggregation of Revenue [Line Items]
Total revenues	[1],[3]	3,485	505	3,917	3,734
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Total revenues		¥ (754)	$ (109)	¥ (1,224)	¥ (1,317)

[1]	The revenues were presented as “Others” in the consolidated statements of comprehensive income
[2]	The revenues were presented as “Online marketing services” in the consolidated statements of comprehensive income
[3]	The Others category above mainly include revenues from online games, live broadcasting and other licensing.